Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Date of incorporation			Nov. 23, 2020
Contract balance			$ 0		$ 0
Revenue	$ 439,572	$ 433,815	1,329,739	$ 1,263,033
Data License [Member]
Revenue	$ 4,625	$ 10,000	$ 24,092	$ 10,000